Related Party Transactions	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Notes to Financial Statements
NOTE 8 - Related Party Transactions

A related party with respect to the Company is generally defined as any person (i) (and, if a natural person, inclusive of his or her immediate family) that holds 10% or more of the Company’s securities, (ii) that is part of the Company’s management, (iii) that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

The law firm of Sierchio & Partners, LLP, of which Joseph Sierchio, one of the Company’s directors, was a principal, had provided counsel to the Company since its inception. Beginning in September 2016, Mr. Sierchio became a partner at Satterlee Stephens LLP (“Satterlee”). Concurrently with Mr. Sierchio’s move to Satterlee, the Company engaged with Satterlee to provide legal counsel with Mr. Sierchio maintaining his role as the Company’s primary attorney. Mr. Sierchio resigned from the Board effective October 22, 2018, but maintains his role and the Company’s primary attorney. During the three months ended November 30, 2018 and 2017, the Company recognized $25,000 and $74,067 of fees for legal services billed by firms associated with Mr. Sierchio. At November 30, 2018, the Company had accrued payables owing to Satterlee totaling $35,000 which is included in accounts payable and accrued expenses on the face of our balance sheet.

On August 7, 2017, the Company appointed Jatinder Bhogal to the Board of Directors. Mr. Bhogal has provided consulting services to the Company through his wholly owned company, Vector Asset Management, Inc., pursuant to a Consulting Agreement dated February 1, 2014 as amended on November 11, 2016. Pursuant to the Consulting Agreement, Mr. Bhogal received compensation of $5,000 per month. In connection with the Consulting Agreement, Mr. Bhogal received $15,000 during the three months ended November 30, 2018 and 2017.

On November 26, 2018, the Company completed the November 2018 Private Placement to accredited investors of 16,666,667 Units of the Company’s equity securities at a price of $1.50 per Unit with each Unit comprised of (a) one share of common stock; and (b) one Series T Warrant to purchase one share of common stock at a price of $1.70 per share for a period of seven (7) years. The Investor participated in the November 2018 Private Placement by purchasing 13,100,000 Units in exchange for cash of $19,650,000 and converting $5,200,000 owing under the March 2015 Loan and 2013 Note into 3,466,667 Units.

On November 3, 2017, the Company entered into the Third Amendment to the 2013 Bridge Loan Agreement and the Third Amendment to the 2015 Bridge Loan Agreement with the Investor pursuant to which the Company and the Investor agreed to extend the maturity date to December 31, 2019. Pursuant to the Third Amendment to the 2013 Bridge Loan Agreement and the Third Amendment to the 2015 Bridge Loan Agreement, the rate of interest increased to 10.5% and the following warrants, held by the Investor, had their maturity date extended to December 31, 2022: a) Series M Warrant to purchase 246,000 shares; b) Series N Warrant to purchase 767,000 shares; c) Series P Warrant to purchase 213,500 shares; d) Series R Warrant to purchase 468,750; and e) Series S-A Warrant to purchase 300,000 shares. As a result of extending the expiration date of the above warrants to December 31, 2022, the Company recognized an additional debt discount to the 2013 Note of $1,074,265 as of November 3, 2017. For additional information related to our warrants, please see “NOTE 5 – Common Stock and Warrants”. For additional information related to our debt, please see “NOTE 3 – Debt”.

All related party transactions are recorded at the exchange amount established and agreed to between related parties and are in the normal course of business.

A related party with respect to the Company is generally defined as any person (i) (and, if a natural person, inclusive of his or her immediate family) that holds 10% or more of the Company’s securities, (ii) that is part of the Company’s management, (iii) that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

The law firm of Sierchio & Partners, LLP, of which Joseph Sierchio, one of the Company’s directors, was a principal, had provided counsel to the Company since its inception. Beginning in September 2016, Mr. Sierchio became a partner at Satterlee Stephens LLP (“Satterlee”). Concurrently with Mr. Sierchio’s move to Satterlee, the Company engaged with Satterlee to provide legal counsel with Mr. Sierchio maintaining his role as the Company’s primary attorney. Mr. Serchio resigned from the Board effective October 22, 2018, but maintains his role and the Company’s primary attorney. During the years ended August 31, 2018, 2017 and 2016, the Company recognized $257,983, $321,739 and $291,951 of fees for legal services billed by firms associated with Mr. Sierchio. At August 31, 2018, the Company had accrued payables owed to Satterlee totaling $30,000 which is included in accounts payable. Mr. Sierchio continues to serve as a director of the Company.

On August 7, 2017, the Company appointed Jatinder Bhogal to the Board of Directors. Mr. Bhogal has provided consulting services to the Company through his wholly owned company, Vector Asset Management, Inc., pursuant to a Consulting Agreement dated February 1, 2014 as amended on November 11, 2016. Pursuant to the Consulting Agreement, Mr. Bhogal receives compensation of $5,000 per month. In connection with the Consulting Agreement, Mr. Bhogal received $60,000 per year in each of 2018, 2017 and 2016.

On November 3, 2017, the Company entered into the Third Amendment to the 2013 Bridge Loan Agreement and the Third Amendment to the 2015 Bridge Loan Agreement with the Investor pursuant to which the Company and the Investor agreed to extend the maturity date to December 31, 2019. Pursuant to the Third Amendment to the 2013 Bridge Loan Agreement and the Third Amendment to the 2015 Bridge Loan Agreement, the rate of interest increased to 10.5% and the following warrants, held by the Investor, had their maturity date extended to December 31, 2022: a) Series M Warrant to purchase 246,000 shares; b) Series N Warrant to purchase 767,000 shares; c) Series P Warrant to purchase 213,500 shares; d) Series R Warrant to purchase 468,750; and e) Series S-A Warrant to purchase 300,000 shares. As a result of extending the expiration date of the above warrants to December 31, 2022, the Company recognized an additional debt discount to the 2013 Note of $1,074,265 as of November 3, 2017. For additional information related to our warrants, please see “NOTE 5 – Common Stock and Warrants”. For additional information related to our debt, please see “NOTE 3 – Debt”.

On July 24, 2017, the Company entered into the July 2017 Private Placement with the Investor for the sale of 300,000 units at a price of $2.30 per unit for $690,000 in aggregate proceeds. Each unit consisted of one share of common stock and one Series S-A Warrant to purchase one (1) share of common stock at an exercise price of $2.53 per share through July 24, 2022. The warrants may be exercised on a cashless basis.

On March 2, 2017, the Investor exercised outstanding warrants to purchase up to 7,642,631 shares of the Company’s common stock on a cashless basis, consisting of: (i) a Series I Warrant to purchase up to 921,875 shares; (ii) a Series J Warrant to purchase up to 3,110,378 shares; (iii) a Series K Warrant to purchase up to 3,110,378 shares; and (iv) a Series L Warrant to purchase up to 500,000 shares, resulting in the issuance of 5,215,046 shares of common stock.

On November 14, 2016, the Company paid the March 2015 Note in full resulting in a payment to the Investor totaling $19,599 representing $18,146 of principal and $1,453 of accrued interest.

On October 7, 2013, the Company entered into the 2013 Loan Agreement with the Investor. On November 10, 2014, the Company and the Investor entered into the 2015 Loan Agreement resulting in the extension of the 2013 Note’s maturity date to December 31, 2015 and the issuance of a Series J Warrant to purchase 3,110,378 shares of our common stock and a Series K Warrant to purchase 3,110,378 shares of our common stock. On December 31, 2015, the Company entered into the 2015 Second Amended Loan Agreement with the Investor resulting in the extension of the 2013 Note’s maturity date to December 31, 2017 and the issuance of a Series N Warrant to purchase 767,000 shares of our common stock. Additionally, as consideration for the Investor agreeing to extend the 2013 Note maturity date to December 31, 2017, the Company extended the maturity date of the Series I Warrant to purchase 921,875 shares of common stock from October 6, 2018 to December 31, 2020, and extended the maturity date of the Series J Warrant to purchase 3,110,378 shares of common stock and Series K Warrant to purchase 3,110,378 shares of common stock from November 9, 2019 to December 31, 2020. For more information, see “NOTE 3 - Debt” above.

On December 7, 2015, the Company entered into a Bridge Loan Agreement with the Investor pursuant to which the Company may borrow up to $550,000; of which $400,000 was advanced on October 7, 2015 and $150,000 on December 22, 2015 (each advance includes an additional $5 related to wire fees). As a condition to the Investor’s entry into the December 2015 Loan Agreement, the Company issued the Investor a Series M Stock Purchase Warrant to purchase up to 275,000 shares of the Company’s common stock for a period of five years, with an exercise price of $2.34. Additionally, as consideration for the Investor agreeing to extend the 2013 Note maturity date to December 31, 2017, the Company extended the maturity date of the Series M Warrant to purchase 275,000 shares of common stock from December 7, 2020 to December 31, 2020. For more information, see “NOTE 3 – Debt” above.

During the year ended August 31, 2016, the Investor purchased 250 PPM Units related to the March 2016 Private Placement resulting in the Company receiving $775,000. Additionally, the Investor converted $548,700 of principal owed under the December 2015 Loan Agreement in exchange for 177 PPM units. As a result, the Company issued 427,000 shares of common stock, 427,000 Series O Warrants, and 213,500 Series P Warrants. For more information, see “NOTE 3 – Debt” and “NOTE 4 – Private Placement” above.

During the year ended August 31, 2016, the Investor purchased 468,750 units under the June 2016 Private Placement resulting in the Company receiving $1,500,000 and issuing 468,750 shares of common stock, 468,750 Series Q Warrants, and 468,750 Series R Warrants. For more information, see “NOTE 4 – Private Placement” above.

During the year ended August 31, 2016, the Company received and repaid a short term cash advance from the Investor totaling $25,720.

All related party transactions are recorded at the exchange amount established and agreed to between related parties and are in the normal course of business.